SHAREHOLDERS' EQUITY (Tables)	12 Months Ended
Dec. 31, 2023
SHAREHOLDERS' EQUITY
Schedule of stock option activity

			Weighted
			average
		Weighted	remaining
		average	contractual	Aggregate
	Number	exercise	terms	intrinsic
	of options	price	(in years)	value
Outstanding at beginning of year	5,533,693	$9.61	5.37	$84,968
Granted (*)	6,622,625	27.29
Exercised	(258,633)	6.75
Forfeited	(71,138)	8.57
Outstanding at end of year	11,826,547	$19.58	4.68	$318,680
Exercisable at end of year	4,502,511	$9.54	4.23	$166,542

(*)includes 6,462,003 options subject to market conditions.

Schedule of weighted average assumptions

	Year ended December 31,
	2023	2022	2021
Risk-free interest rate	3.60%-3.89%	1.35%-4.13%	0.46%-1.18%
Expected term (in years)	3.31-4.00	3.31-3.61	2.5-6.13
Expected volatility	40%	40%	40%
Expected dividend yield	0%	0%	0%

Schedule of Unvested RSUs

	Number of	Number of
	RSUs	PSUs (*)	Total
Outstanding as of January 1, 2023	315,341	—	315,341
Granted	661,203	364,758	1,025,961
Vested	(125,681)	—	(125,681)
Forfeited	(15,683)	—	(15,683)
Outstanding as of December 31, 2023	835,180	364,758	1,199,938

(*)restricted share units which are subject to certain performance conditions.